Secured bank loans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Secured Bank Loans and Other Loans [Abstract]
Secured Bank Loans

12.       Secured bank loans

	September 30, 2012	December 31, 2011

Short-term loans - note 12(a)	$11,020,024	$7,227,520
Current maturities of long-term bank loans	85,419	1,808,540

	$11,105,443	$9,036,060

Long-term bank loans - note 12(b)	$229,099	$2,015,307
Less: current maturities	(85,419)	(1,808,540)

	$143,680	$206,767

(a)	The weighted average interest rates for short-term loans as of September 30, 2012 and December 31, 2011 were 7.16% and 7.73% per annum, respectively.

(b)	The long-term loans as of September 30, 2012 bear interest rates from 9.165% which are adjusted on an annual basis in accordance with the loan rate published by the People’s Bank of China.

(c)	As of September 30, 2012, the Company’s banking facilities were composed of the following:

Facilities granted	Granted	Amount Utilized	Unused
Bills payable, net of restricted cash	$4,373,276	$1,800,390	$2,572,886
Secured bank loans	$11,249,123	$11,249,123	$-

Some suppliers request the Company to settle accounts payable by issuance of banker’s acceptance bills, which are interest free with maturity of three months from date of issuance.  The Company is required to deposit with the banks amounts equal to 50% to 60% of the bills amount at the time of issuance and pay bank charges.  These deposits will be used to settle the bills at maturity

(d)	As of September 30, 2012, the above bills payable and bank loans were secured by the following:

(i)	Property, plant and machinery with carrying value of $6,785,783 (note 8);

(ii)	Land use rights with carrying value of $4,451,809 (note 9);

(iii)	Buildings and land use rights owned by related companies which are controlled by certain of the Company’s directors;

(iv)	Account receivables of $947,280;

(v)	Restricted cash of $762,722

(e)	Long-term borrowings are repayable as follows:

	September 30, 2012	December 31, 2011

Within one year	$85,419	$1,808,540
After one year but within two years	93,584	87,154
After two years but within three years	50,096	94,689
After three years but within four years	-	24,924
	$229,099	$2,015,307

During the reporting periods, there was no covenant requirement under the banking facilities granted to the Company.

16.	Secured bank loans

	As of December 31,
	2011	2010

Short-term loans - Note 16(a)	$7,227,520	$7,085,520
Current maturities of long-term bank loan	1,808,540	1,812,698

	$9,036,060	$8,898,218

Long-term bank loans - Note 16(b)	$2,015,307	$3,754,305
Less: current maturities	(1,808,540)	(1,812,699)

	$206,767	$1,941,606

(a)	The weighted average interest rates for short-term loans as of December 31, 2011 and 2010 were 7.73% and 5.84% per annum, respectively.

(b)	The long-term loans as of December 31, 2011 bear interest at variable rates ranging from PRC benchmark rate plus 7.68% per annum.

(c)	As of December 31, 2011, the Company’s banking facilities include the following:

	As of December 31,
	2011		2010
	Bills	Secured	Bills	Secured
	Payable	Bank Loans	Payable	Bank Loans

Granted	$2,985,280	$9,242,827	$1,589,700	$10,839,824

Amount utilized	$1,052,096	$9,242,827	$1,334,868	$10,839,824

Unused	$1,933,184	$-	$254,832	$-

Some suppliers request the Company to settle accounts payable by issuance of banker’s acceptance bills, which are interest free with maturity of three months from date of issuance. The Company is required to deposit with the banks equal to 50% of the bills amount at the time of issuance and pay bank charges. These deposits will be used to settle the bills at maturity.

(d)	As of December 31, 2011, the above bank loans were secured by the following:

(i)	Property, plant and equipment with carrying value of $4,050,994 (Note 11);

(ii)	Land use rights with carrying value of $1,127,907 (Note 12);

(iii)	Buildings and land use right owned by related companies which are controlled by certain directors.

During the reporting periods, there was no covenant requirement for the banking facilities granted to the Company.

The aggregate maturities of long-term bank loans as of December 31, 2011 are as follows:

Year

2012	$1,808,540
2013	87,154
2014	94,689
2015	24,924

$2,015,307